Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Capitalized inventories

Capitalized inventories consist of the following at December 31, 2023 (in thousands):

	December 31, 2023	December 31, 2022
Raw materials	$4,426	$—
Work in process	25,221	—
Finished goods	—	—
Total	$29,647	$—